S000004438 [Member] Investment Objectives and Goals - iShares MSCI EAFE Value ETF	Jun. 25, 2025
Prospectus [Line Items]
Risk/Return [Heading]	iSHARES® MSCI EAFE VALUE ETFTicker: EFVStock Exchange: Cboe BZX
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The iShares MSCI EAFE Value ETF (the “Fund”) seeks to track the investment results of an index composed of developed market equities, excluding the U.S. and Canada, that exhibit value characteristics.